Annual Fund Operating Expenses - Direxion Daily Global Clean Energy Bull 2X Shares - Direxion Daily Global Clean Energy Bull 2X Shares	Jul. 19, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.22%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	1.09%
Expense Cap/Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	1.07%

[1]	Estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2022, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed.